Stock-Based Compensation Plans - Summary of Stock Option Activity (Details) $ / shares in Units, $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	7,269,365,000,000
Exercised (in shares) | shares	0
Forfeited and canceled (in shares) | shares	(300,325,000,000)
Ending balance (in shares) | shares	6,969,040,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	11,770,000
Exercised (in dollars per share) | $ / shares	0
Forfeited and canceled (in dollars per share) | $ / shares	11,910,000
Ending balance (in dollars per share) | $ / shares	$ 11,770,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Granted (in years)	9 years 5 months 4 days
Outstanding at June 30, 2020 (in years)	9 years 5 months 4 days
Aggregate intrinsic value | $	$ 12.5